DECHERT LLP
1775 I STREET, N.W.
WASHINGTON, DC 20006-2401
TELEPHONE: 202-261-3300
FACSIMILE: 202-261-3333

January 5, 2006

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Steward Funds, Inc.
File Nos. 2-28174 and 811-01597

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of Steward Funds, Inc. ("Fund") that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) on behalf of the Fund does not differ from those contained in Post-Effective Amendment No. 80 which was filed on December 27, 2005 (Accession Number 0000943663-05-000651).

If you have any questions or comments concerning this filing, please contact the undersigned at 202.261.3352.

Sincerely,

/s/ Olivia P. Adler
Olivia P. Adler